Share Based Payment (Details) - Schedule of fair value of the options granted - $ / shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employees and Directors [Member]
Share Based Payment (Details) - Schedule of fair value of the options granted [Line Items]
Exercise price (in Dollars per share)				$ 0.03
Share price	[1]
Dividend yield		0.00%		0.00%
Expected life		10		10
Employees and Directors [Member] | Bottom of Range [Member]
Share Based Payment (Details) - Schedule of fair value of the options granted [Line Items]
Expected volatility		91.60%	94.00%	90.48%
Exercise price (in Dollars per share)		$ 0.03	$ 0.03
Share price	[1]	3.72	1.06	1.06
Risk-free interest rate		1.42%	1.00%	1.54%
Dividend yield			0.00%
Expected life			10
Employees and Directors [Member] | Top of Range [Member]
Share Based Payment (Details) - Schedule of fair value of the options granted [Line Items]
Expected volatility		95.01%		93.02%
Exercise price (in Dollars per share)		$ 5.33
Share price	[1]	18.65		1.08
Risk-free interest rate		1.81%		2.48%
Options Granted to Consultants [Member]
Share Based Payment (Details) - Schedule of fair value of the options granted [Line Items]
Exercise price (in Dollars per share)				$ 0.03
Share price	[1]
Dividend yield		0.00%	0.00%	0.00%
Options Granted to Consultants [Member] | Bottom of Range [Member]
Share Based Payment (Details) - Schedule of fair value of the options granted [Line Items]
Expected volatility		89.92%	87.05%	91.48%
Exercise price (in Dollars per share)		$ 0.03	$ 0.03
Share price	[1]	2.46	1.06	0.23
Risk-free interest rate		1.25%	0.21%	2.09%
Expected life		6.15	3	8.54
Options Granted to Consultants [Member] | Top of Range [Member]
Share Based Payment (Details) - Schedule of fair value of the options granted [Line Items]
Expected volatility		97.18%	93.98%	94.16%
Exercise price (in Dollars per share)		$ 1.67	$ 1.44
Share price	[1]	18.67	6.96	1.07
Risk-free interest rate		1.72%	1.95%	2.95%
Expected life		10	10	10

[1]	Share price for options granted during January 2019 - September 2020 was determined based on the implied share price in recent capital raising and for grants after that date, in light of significant achievements in clinical trials and absence of recent fundraising reflecting embodying the said achievements, was calculated using discounted cash flows model, with the following assumptions: projected revenues, projected operating expenses, projected EBITDA margin, projected taxes on income, weighted-average cost of capital of 30%. From October 2021, the Company determined its value based on two scenarios: a stay private scenario (which included a private M&A transaction) and an IPO scenario. The DCF method was used to determine the Company's value for the stay private scenario and for the IPO scenario, the value was determined based on underwriters' indication for the possible range of the share price in the anticipated IPO. The Hybrid Method was utilized to allocate the Company's value appropriately to determine the fair value of its ordinary shares. The Hybrid Method considered the following future liquidity event scenarios: (1) a stay private scenario (which included a private M&A transaction) and (2) an IPO scenario applying a probability weighting of 60% and 40% to the stay private and the IPO scenarios, respectively, after considering the Company’s stage of development, the stage of IPO discussions and potential volatility in the market.